CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,383	$ 1,177
Restricted cash	4,514	5,407
Accounts receivable, net	15,500	11,642
Deferred tax assets, net	126	145
Prepaid expenses and other current assets	1,640	978
Current assets from discontinued operations	908	805
Total current assets	24,071	20,154
Property and equipment, net	1,546	1,575
Deferred financing costs		123
Goodwill	314	314
Other assets	404	389
Non-current assets from discontinued operations		4
Total assets	26,335	22,559
CURRENT LIABILITIES:
Notes payable - bank	9,625	8,597
Accounts payable	5,077	3,978
Accrued expenses and other current liabilities	17,149	13,726
Income taxes payable	197	1,714
Current liabilities from discontinued operations	612	2,446
Total current liabilities	32,660	30,461
Convertible notes payable to related party, including accrued interest	31,790	28,127
Liability to United States Department of Labor	416	582
Other liabilities	125	75
Total liabilities	64,991	59,245
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 33,333,334 shares authorized; 8,036,698 shares issued and outstanding as of June 30, 2013 and December 31, 2012	4,492	4,492
Additional paid-in capital	20,891	20,891
Accumulated deficit	(57,073)	(55,192)
Accumulated other comprehensive loss	(6,966)	(6,877)
Total shareholders' deficit	(38,656)	(36,686)
Total liabilities and shareholders' deficit	$ 26,335	$ 22,559